Loans and advances and deposits at amortised cost	12 Months Ended
Dec. 31, 2018
Loans and advances and deposits at amortised cost
Loans and advances and deposits at amortised cost

The notes included in this section focus on assets that are held at amortised cost arising from the Barclays Group’s retail and wholesale lending including loans and advances and deposits at amortised cost and finance leases. Details regarding the Barclays Group’s liquidity and capital position can be found on pages [xx] to [xx].

19 Loans and advances and deposits at amortised cost

Accounting for loans and advances and deposits held at amortised cost under IFRS 9 effective from 1 January 2018

Loans and advances to customers and banks, customer accounts, debt securities and most financial liabilities, are held at amortised cost. That is, the initial fair value (which is normally the amount advanced or borrowed) is adjusted for repayments and the amortisation of coupon, fees and expenses to represent the effective interest rate of the asset or liability. Balances deferred on-balance sheet as effective interest rate adjustments are amortised to interest income over the life of the financial instrument to which they relate.

Financial assets that are held in a business model to collect the contractual cash flows and that contain contractual terms that give rise on specified dates to cash flows that are SPPI, are measured at amortised cost. The carrying value of these financial assets at initial recognition includes any directly attributable transaction costs. Refer to note 1 for details on ‘solely payments of principal and interest’.

In determining whether the business model is a ‘hold to collect’ model, the objective of the business model must be to hold the financial asset to collect contractual cash flows rather than holding the financial asset for trading or short-term profit taking purposes. While the objective of the business model must be to hold the financial asset to collect contractual cash flows this does not mean Barclays Group is required to hold the financial assets until maturity. When determining if the business model objective is to collect contractual cash flows Barclays Group will consider past sales and expectations about future sales.

Accounting for loans and advances and deposits held at amortised cost under IAS 39 for 2017 and 2016

Loans and advances to customers and banks, customer accounts, debt securities and most financial liabilities, are held at amortised cost.

That is, the initial fair value (which is normally the amount advanced or borrowed) is adjusted for repayments and the amortisation of coupon, fees and expenses to represent the effective interest rate of the asset or liability. Balances deferred on-balance sheet as effective interest rate adjustments are amortised to interest income over the life of the financial instrument to which they relate.

In accordance with IAS 39, where the Barclays Group no longer intends to trade in financial assets it may transfer them out of the held for trading classification and measure them at amortised cost if they meet the definition of a loan. The initial value used for the purposes of establishing amortised cost is fair value on the date of the transfer.

	2018	2017
As at 31 December	£m	£m
Gross loans and advances at amortised cost	-	328,700
Less: allowance for impairment	-	(4,652)
Loans and advances at amortised cost	-	324,048

Gross cash collateral and settlement balances	-	77,168
Less: allowance for impairment	-	-
Cash collateral and settlement balances	-	77,168